Segment Information (Other Profit and Loss Disclosures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Depreciation and amortization	¥ (1,838,788)	¥ (1,807,613)	¥ (1,834,129)
Impairment loss	(427)	(82,691)	(118,245)
Inventory write-down	(70,178)	(86,003)	(60,461)
Synthetic fibers [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(68,589)	(68,428)	(79,658)
Impairment loss	7	(47,937)	(49,107)
Inventory write-down	(48,844)	(35,945)	(38,287)
Resins and plastics [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(125,464)	(139,447)	(163,618)
Impairment loss	6	(9)	(9)
Inventory write-down	(12,073)	(19,219)	(5,177)
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(497,469)	(575,025)	(538,435)
Impairment loss	(478)	(34,695)	(50,210)
Inventory write-down	(9,094)	(8,630)	(4,487)
Petroleum products [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(972,688)	(862,659)	(922,670)
Impairment loss	38	(50)	(44)
Inventory write-down	(167)	(22,209)	(12,399)
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(211)	(111)	(171)
Impairment loss	0	0	0
Inventory write-down	0	0	0
Others [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(174,367)	(161,943)	(129,577)
Impairment loss	0	0	(18,875)
Inventory write-down	¥ 0	¥ 0	¥ (111)